Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,055	$ 3,618
Restricted cash	941	914
Accounts and notes receivable, net	8,811	8,621
Inventories, net	3,662	2,937
Deferred income taxes	645	633
Prepayments and other	1,013	822
Total current assets	21,243	19,305
Long-term receivables	5,680	5,407
Property, plant and equipment, net	1,936	1,786
Investments in unconsolidated subsidiaries and affiliates	506	490
Equipment on operating leases, net	666	622
Goodwill	2,413	2,385
Other intangible assets, net	671	679
Other assets	978	915
Total	34,093	31,589
LIABILITIES AND EQUITY
Current maturities of long-term debt-other	4,191	3,641
Short-term debt-other	3,747	3,669
Accounts payable	2,952	2,367
Accrued liabilities	3,923	3,345
Total current liabilities	15,359	13,469
Long-term debt-other	8,533	8,209
Pension, postretirement and other post employment benefits	1,713	1,770
Other liabilities	466	426
Redeemable Noncontrolling Interest	5	4
Equity:
Common shares, 2.25 par value; authorized 400,000,000 shares in 2011 and 2010, issued 239,871,221 shares in 2011, 238,588,630 shares in 2010	603	599
Paid-in capital	6,299	6,198
Treasury stock, 154,813 shares in 2011 and 2010, at cost	(8)	(8)
Retained earnings	1,597	658
Accumulated other comprehensive loss	(630)	(142)
Noncontrolling interests	63	75
Total equity	7,924	7,380
Total	34,093	31,589
Variable Interest Entity [Member]
ASSETS
Restricted cash	899	871
Accounts and notes receivable, net	4,583	4,362
Long-term receivables	4,254	3,718
Equipment on operating leases, net	94	90
Total	9,830	9,041
LIABILITIES AND EQUITY
Current maturities of long-term debt-other	2,779	1,757
Short-term debt-other	2,302	2,488
Long-term debt-other	3,732	4,111
Total Liabilities	8,813	8,356
Fiat Industrial Subsidiaries [Member]
ASSETS
Deposits in subsidiaries' cash management pools	4,116
LIABILITIES AND EQUITY
Current maturities of long-term debt	221
Short-term debt	325
Long-term debt	93
Fiat Subsidiaries [Member]
ASSETS
Deposits in subsidiaries' cash management pools		1,760
LIABILITIES AND EQUITY
Current maturities of long-term debt		253
Short-term debt		194
Long-term debt		$ 331